Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	Meeder Funds
Central Index Key	dei_EntityCentralIndexKey	0000702435
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
AGGRESSIVE ALLOCATION FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGGRESSIVE ALLOCATION FUND (formerly known as Aggressive Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 253% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	253.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund pursues its investment objective by investing primarily in common stocks of small and mid-cap companies, which generally have market capitalizations within the range of companies comprising the Russell 2500 Index. The Fund also invests in equity investment companies ("underlying funds"), which include domestic and foreign mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. Guided by the Adviser's quantitative models, the Adviser uses an aggressive growth strategy in choosing the Fund's investments, which include smaller or newer companies that are more likely to grow, but also more likely to suffer more significant losses compared to larger or more established companies. The Fund also invests in fixed income securities. In addition, the Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Fund may also invest in index funds and index-based investments.

Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Fund will invest 10% to 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

Under normal circumstances, the Fund will also have a minimum of 5% and a maximum of 20% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may also invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, including emerging markets, ETFs, closed-end funds, and unit investment trusts.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds, and cash in the Fund within the parameters described above. When the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may reduce its position in underlying equity securities and underlying equity funds in order to attempt to reduce the risk of loss of capital.

The following table shows the Fund's asset allocation ranges:

EQUITY	Total	80 - 95%
	U.S.	55 - 85%
	International	10 - 40%
FIXED INCOME	Total	5 - 20%
	Bond	5 - 20%
	Cash and Cash Equivalents	0 - 15%

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer's debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Emerging Markets Risk. Investments in emerging markets may be subject to lower liquidity, greater volatility and the risks related to adverse political, regulatory, market or economic developments in less developed countries as well as greater exposure to foreign currency fluctuations.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that an issuer will fail to make timely payments of principal or interest, or default on its obligations. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or macroeconomic news than higher rated securities. In addition, as interest rates rise, the Fund's fixed income investments will typically lose value.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The Fund's name was changed to the Aggressive Allocation Fund on November 20, 2017. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederinvestment.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederinvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/17 - Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 18.70%	Worst Quarter: 4th Qtr. 2008 -21.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/17
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2018, the Fund's primary benchmark was changed to the Morningstar Aggressive Target Risk Index. The Adviser believes this index is a more appropriate benchmark for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

AGGRESSIVE ALLOCATION FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGHIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
One Year	rr_ExpenseExampleYear01	$ 161
Three Years	rr_ExpenseExampleYear03	499
Five Years	rr_ExpenseExampleYear05	860
Ten Years	rr_ExpenseExampleYear10	$ 1,878
AGGRESSIVE ALLOCATION FUND | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGHAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
One Year	rr_ExpenseExampleYear01	$ 185
Three Years	rr_ExpenseExampleYear03	573
Five Years	rr_ExpenseExampleYear05	985
Ten Years	rr_ExpenseExampleYear10	$ 2,137
AGGRESSIVE ALLOCATION FUND | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLAGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
One Year	rr_ExpenseExampleYear01	$ 205
Three Years	rr_ExpenseExampleYear03	634
Five Years	rr_ExpenseExampleYear05	1,088
Ten Years	rr_ExpenseExampleYear10	$ 2,348
Annual Return 2008	rr_AnnualReturn2008	(38.98%)
Annual Return 2009	rr_AnnualReturn2009	32.76%
Annual Return 2010	rr_AnnualReturn2010	15.67%
Annual Return 2011	rr_AnnualReturn2011	(7.15%)
Annual Return 2012	rr_AnnualReturn2012	14.05%
Annual Return 2013	rr_AnnualReturn2013	30.40%
Annual Return 2014	rr_AnnualReturn2014	13.49%
Annual Return 2015	rr_AnnualReturn2015	(4.35%)
Annual Return 2017	rr_AnnualReturn2017	12.91%
Annual Return 2016	rr_AnnualReturn2016	8.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	11.59%
10 Years	rr_AverageAnnualReturnYear10	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
AGGRESSIVE ALLOCATION FUND | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	9.29%
10 Years	rr_AverageAnnualReturnYear10	4.42%
AGGRESSIVE ALLOCATION FUND | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	8.60%
10 Years	rr_AverageAnnualReturnYear10	4.11%
AGGRESSIVE ALLOCATION FUND | Morningstar Aggressive Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.95%	[2]
5 Years	rr_AverageAnnualReturnYear05	11.61%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.50%	[2]
AGGRESSIVE ALLOCATION FUND | The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
AGGRESSIVE ALLOCATION FUND | Russell 2500 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.81%
5 Years	rr_AverageAnnualReturnYear05	14.33%
10 Years	rr_AverageAnnualReturnYear10	9.22%
AGGRESSIVE ALLOCATION FUND | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.69%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.91%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.27%	[3]
DYNAMIC ALLOCATION FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC ALLOCATION FUND (formerly known as Dynamic Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 252% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	252.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common and preferred stocks, as well as fixed income securities. The Fund also invests in equity investment companies ("underlying funds"), which include foreign and domestic mutual funds, which may invest in emerging markets, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Fund may also invest in index funds and index-based investments.

Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Fund will invest 10% to 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

Under normal circumstances, the Fund will also have a minimum of 5% and a maximum of 20% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may also invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, including emerging markets, ETFs, closed-end funds, and unit investment trusts.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund within the parameters described above. When the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may reduce its position in underlying equity securities and underlying equity funds in order to attempt to reduce the risk of loss of capital.

The following table shows the Fund's asset allocation ranges:

EQUITY	Total	80 - 95%
	U.S.	55 - 85%
	International	10 - 40%
FIXED INCOME	Total	5 - 20%
	Bond	5 - 20%
	Cash and Cash Equivalents	0 - 15%

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer's debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Emerging Markets Risk. Investments in emerging markets may be subject to lower liquidity, greater volatility and the risks related to adverse political, regulatory, market or economic developments in less developed countries as well as greater exposure to foreign currency fluctuations.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that an issuer will fail to make timely payments of principal or interest, or default on its obligations. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or macroeconomic news than higher rated securities. In addition, as interest rates rise, the Fund's fixed income investments will typically lose value.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The Fund's name was changed to the Dynamic Allocation Fund on November 20, 2017. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederinvestment.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederinvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/17 - Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 17.80%	Worst Quarter: 4th Qtr. 2008 -22.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/17
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2018, the Fund's primary benchmark was changed to the Morningstar Aggressive Target Risk Index. The Adviser believes this index is a more appropriate benchmark for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

DYNAMIC ALLOCATION FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYGIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.08%
One Year	rr_ExpenseExampleYear01	$ 110
Three Years	rr_ExpenseExampleYear03	365
Five Years	rr_ExpenseExampleYear05	639
Ten Years	rr_ExpenseExampleYear10	$ 1,423
DYNAMIC ALLOCATION FUND | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYGAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
One Year	rr_ExpenseExampleYear01	$ 132
Three Years	rr_ExpenseExampleYear03	433
Five Years	rr_ExpenseExampleYear05	756
Ten Years	rr_ExpenseExampleYear10	$ 1,671
DYNAMIC ALLOCATION FUND | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.54%
One Year	rr_ExpenseExampleYear01	$ 157
Three Years	rr_ExpenseExampleYear03	508
Five Years	rr_ExpenseExampleYear05	882
Ten Years	rr_ExpenseExampleYear10	$ 1,935
Annual Return 2008	rr_AnnualReturn2008	(39.77%)
Annual Return 2009	rr_AnnualReturn2009	28.87%
Annual Return 2010	rr_AnnualReturn2010	15.54%
Annual Return 2011	rr_AnnualReturn2011	(5.65%)
Annual Return 2012	rr_AnnualReturn2012	14.58%
Annual Return 2013	rr_AnnualReturn2013	31.61%
Annual Return 2014	rr_AnnualReturn2014	12.80%
Annual Return 2015	rr_AnnualReturn2015	(3.46%)
Annual Return 2017	rr_AnnualReturn2017	21.20%
Annual Return 2016	rr_AnnualReturn2016	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
1 Year	rr_AverageAnnualReturnYear01	21.20%
5 Years	rr_AverageAnnualReturnYear05	12.85%
10 Years	rr_AverageAnnualReturnYear10	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
DYNAMIC ALLOCATION FUND | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.82%
5 Years	rr_AverageAnnualReturnYear05	10.02%
10 Years	rr_AverageAnnualReturnYear10	4.52%
DYNAMIC ALLOCATION FUND | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.13%
5 Years	rr_AverageAnnualReturnYear05	9.30%
10 Years	rr_AverageAnnualReturnYear10	4.23%
DYNAMIC ALLOCATION FUND | Morningstar Aggressive Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.95%	[2]
5 Years	rr_AverageAnnualReturnYear05	11.61%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.50%	[2]
DYNAMIC ALLOCATION FUND | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
DYNAMIC ALLOCATION FUND | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.19%	[5]
5 Years	rr_AverageAnnualReturnYear05	12.85%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.71%	[5]

[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	Effective April 30, 2018, the Fund's primary benchmark was changed to the Morningstar Aggressive Target Risk Index. The Adviser believes this index is a more appropriate benchmark for the Fund.
[3]	The Blended Index is comprised of 70% Russell 2500 Index, 25% MSCI ACWI ex USA Index, and 5% Bloomberg Barclays US Aggregate Bond Index.
[4]	The Adviser has contractually agreed to waive its management fee in an amount equal to 0.10% of the first $200,000,000 of average daily net assets. The agreement is effective through April 30, 2019 and may not be terminated prior to that date without the consent of the Board of Trustees.
[5]	The Blended Index is comprised of 70% S&P 500, 25% MSCI ACWI ex USA Index and 5% Bloomberg Barclays US Aggregate Bond Index.